Other Liabilities, Provisions and Commitments - Summary of Contractual Maturities of Operating Lease Commitments (Detail) $ in Millions	Dec. 31, 2018 MXN ($)
Mexican pesos [member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturities of operating lease commitments	$ 1,797
Mexican pesos [member] | Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturities of operating lease commitments	533
Mexican pesos [member] | Later than 1 year and not later than 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturities of operating lease commitments	1,081
Mexican pesos [member] | Later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturities of operating lease commitments	183
U.S. dollars [member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturities of operating lease commitments	658
U.S. dollars [member] | Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturities of operating lease commitments	179
U.S. dollars [member] | Later than 1 year and not later than 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturities of operating lease commitments	$ 479